Income Tax - Deferred income tax assets and liabilities (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of deferred tax
Net deferred income tax asset/(liability)	₽ (586)	₽ (581)	₽ (581)	₽ (834)
Deferred tax asset	157	245
Deferred tax liability	(743)	(826)
Deferred tax benefit/(expense)	(57)		₽ 253
Intangible assets
Disclosure of deferred tax
Net deferred income tax asset/(liability)	(678)	(719)
Deferred tax benefit/(expense)	59	65
Trade and other payables
Disclosure of deferred tax
Net deferred income tax asset/(liability)	181	166
Deferred tax benefit/(expense)	(7)	36
Trade and other receivables
Disclosure of deferred tax
Net deferred income tax asset/(liability)	31	101
Deferred tax benefit/(expense)	(74)	(37)
Loans issued
Disclosure of deferred tax
Net deferred income tax asset/(liability)	69	48
Deferred tax benefit/(expense)	(2)	21
Taxes on unremitted earnings
Disclosure of deferred tax
Net deferred income tax asset/(liability)	(253)	(184)
Deferred tax benefit/(expense)	(69)	(109)
Other
Disclosure of deferred tax
Net deferred income tax asset/(liability)	64	7
Deferred tax benefit/(expense)	₽ 36	₽ 24